Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2020 SGD ($)
Current assets:
Cash and cash equivalents	$ 820	$ 1,108	$ 550
Accounts receivable, net	2,382	3,220	9,230
Prepaid expenses and other current assets, net	624	847	326
Inventory	1,892	2,557	1,380
Total current assets	5,718	7,732	11,486
Financial instrument	180	243	240
Property, plant and equipment, net	6,643	8,981	8,914
Deferred financing costs	977	1,321	960
Deferred tax assets	121	163	163
Total non-current assets	7,921	10,708	10,277
TOTAL ASSETS	13,639	18,440	21,763
Current liabilities:
Bank loans - current	4,036	5,457	5,654
Lease payable - current	117	158	110
Accounts payable, accruals, and other current liabilities	1,694	2,290	3,296
Warranty liabilities	16	22	28
Income taxes payable			531
Loan from controlling shareholder	1,126	1,523
Total current liabilities	6,989	9,450	9,619
Bank loans – non-current	3,270	4,421	4,862
Lease payable – non-current	1,032	1,395	1,149
Deferred tax liabilities	112	151	188
Total non-current liabilities	4,414	5,967	6,199
TOTAL LIABILITIES	11,403	15,417	15,818
Commitments and contingencies
Shareholders’ equity
Ordinary shares US$0.001 par value per share; 100,000,000 authorized as of December 31, 2020 and 2021; 12,000,000 shares issued and outstanding	12	16	16
Additional paid-in capital	2,683	3,626	3,626
Retained earnings/(deficit)	(433)	(585)	2,313
Accumulated other comprehensive income	(26)	(34)	(10)
Total shareholders' equity	2,236	3,023	5,945
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 13,639	$ 18,440	$ 21,763